13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Belden and Associates
Address:    650 California Street, 24th Floor
            San Francisco, CA  94108

13F File Number:  028-11565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Louis deK. Belden
Title:            President
Phone:            415-677-1400
Signature, Place and Date of Signing:
Louis deK. Belden San Francisco, CA     June 30, 2009

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total: $56,431

List of Other Included Managers:

                         TITLE               VALUE         SHARES    SH/    PU/    INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)       PRN AMT   PRN    CALL   DISCRETN   MANAGERS   SOLE      SHARED  OTHER
ADVANCE AUTO PARTS         CO    00751y10    501            12,075    SH             SOLE                0         0       12075
AFLAC INC                  CO    00105510    780            25,081    SH             SOLE                0         0       25081

AIR PRODUCTS AND           CO    00915810    847            13,116    SH             SOLE                0         0       13116

AMBAC FINANCIAL            CO    02313910    17             17,945    SH             SOLE                0         0       17945
AMERICAN                   CO    02687410    20             17,367    SH             SOLE                0         0       17367

AUTOMATIC DATA             CO    05301510    1,352          38,153    SH             SOLE                0         0       38153

BECTON DICKINSON           CO    07588710    2,015          28,253    SH             SOLE                0         0       28253
BEST BUY                   CO    08651610    1,050          31,348    SH             SOLE                0         0       31348

BP PLC ADR                 CO    05562210    822            17,248    SH             SOLE                0         0       17248

BRISTOL-MYERS              CO    11012210    1,095          53,897    SH             SOLE                0         0       53897
CHEVRON CORP               CO    16676410    2,616          39,487    SH             SOLE                0         0       39487

CORNING INC                CO    21935010    568            35,350    SH             SOLE                0         0       35350

COSTCO WHOLESALE           CO    22160k10    1,066          23,280    SH             SOLE                0         0       23280
DELL INC                   CO    24702R10    273            19,905    SH             SOLE                0         0       19905

DIONEX INC                 CO    25454610    862            14,120    SH             SOLE                0         0       14120

EMERSON ELECTRIC           CO    29101110    1,940          59,877    SH             SOLE                0         0       59877
EXPEDITORS                 CO    30213010    603            18,100    SH             SOLE                0         0       18100

EXXON MOBIL                CO    30231g10    4,305          61,584    SH             SOLE                0         0       61584

FEDEX CORP                 CO    31428x10    848            15,245    SH             SOLE                0         0       15245
GENERAL ELECTRIC           CO    36960410    2,610          222,665   SH             SOLE                0         0       222665

HEWLETT PACKARD            CO    42823610    2,023          52,347    SH             SOLE                0         0       52347

HOME DEPOT                 CO    43707610    435            18,410    SH             SOLE                0         0       18410
ILLINOIS TOOL              CO    45230810    1,159          31,030    SH             SOLE                0         0       31030

INTEL CORP                 CO    45814010    334            20,152    SH             SOLE                0         0       20152

INTERNATIONAL              CO    45920010    2,833          27,133    SH             SOLE                0         0       27133
J CREW GROUP INC           CO    46612H40    240            8,900     SH             SOLE                0         0       8900

JOHNSON AND                CO    47816010    4,043          71,176    SH             SOLE                0         0       71176

JPMORGAN CHASE             CO    46625h10    503            14,748    SH             SOLE                0         0       14748
MERCK & COMPANY            CO    58933110    320            11,452    SH             SOLE                0         0       11452

MICROSOFT CORP             CO    59491810    1,244          52,315    SH             SOLE                0         0       52315

NESTLE S A ADR             CO    64106940    893            23,737    SH             SOLE                0         0       23737
NOKIA CORP ADR             CO    65490220    1,043          71,514    SH             SOLE                0         0       71514

NOVARTIS ADS               CO    66987V10    951            23,307    SH             SOLE                0         0       23307
PFIZER INC                 CO    71708110    2,441          162,763   SH             SOLE                0         0       162763

PROCTER & GAMBLE           CO    74271810    3,427          67,063    SH             SOLE                0         0       67063
ROCHE HOLDING ADR          CO    77119510    1,439          42,400    SH             SOLE                0         0       42400

STRYKER CORP               CO    86366710    822            20,675    SH             SOLE                0         0       20675

SYSCO CORP                 CO    87182910    1,463          65,100    SH             SOLE                0         0       65100
UNITED TECHNOLOGIES        CO    91301710    1,211          23,315    SH             SOLE                0         0       23315

UNITEDHEALTH               CO    91324p10    275            10,995    SH             SOLE                0         0       10995

WALGREEN                   CO    93142210    2,848          96,861    SH             SOLE                0         0       96861
WELLPOINT INC              CO    94973v107   619            12,161    SH             SOLE                0         0       12161

YUM BRANDS                 CO    98849810    1,676          50,280    SH             SOLE                0         0       50280
